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                                                       |OMB Number: 3235-0570
                                                       |
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                                                       |hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number      811-05646
                                       -----------------------------------------

                            New Century Portfolios
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        40 William Street, Suite 100     Wellesley, Massachusetts  02481
   -----------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)


                              Nicole M. Tremblay, Esq.

 Weston Financial Group, Inc.  40 William Street  Wellesley, Massachusetts 02481
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (781) 235-7055
                                                    ----------------

Date of fiscal year end:     October 31, 2003
                          ---------------------------

Date of reporting period:    October 31, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================



                               [GRAPHIC OMITTED]



                                  NEW CENTURY
                                   PORTFOLIOS

                              NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                             NEW CENTURY AGGRESSIVE
                           NEW CENTURY INTERNATIONAL
                       NEW CENTURY ALTERNATIVE STRATEGIES




                                 ANNUAL REPORT
                          YEAR ENDED OCTOBER 31, 2003




40 William Street, Suite 100, Wellesley MA 02481   781-239-0445   888-639-0102   Fax 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------
PRESIDENT'S LETTER                                                         1-2


PERFORMANCE CHARTS                                                         3-5


NEW CENTURY PORTFOLIOS
  Statements of Assets and Liabilities                                       6
  Statements of Operations                                                   7
  Statements of Changes in Net Assets8-10
  Financial Highlights                                                   11-15
  Portfolios of Investments                                              16-22
  Notes to Financial Statements                                          23-28
  Report of Independent Certified Public Accountants                        29
  Board of Trustees and Officers                                         30-31
  Federal Tax Information                                                   32

LETTER TO SHAREHOLDERS
================================================================================
Dear Fellow Shareholders:

I am pleased to present our fourteenth Annual Report.

The economy continues to benefit from recent monetary and fiscal policy. The Federal Reserve Board is maintaining historically low interest rates; inflation remains dormant; and the recent tax cuts and relief measures are beginning to stimulate the economy.

Through the twelve-month period ended October 31, 2003, the equity markets responded by rebounding. While each of the New Century Portfolios continues to diversify its portfolio among multiple market sectors, each Portfolio assumed a less-defensive stance over the year. During the period, the large-cap growth sector, as measured by the iShares S&P 500/BARRA Growth Index increased more than 17%, and the large-cap value sector, as measured by the iShares S&P 500/BARRA Value Index increased more than 25%. The Russell 2000 Index, which reflects the performance of stocks of smaller-capitalized domestic companies, gained more than 43%.

During the period, the New Century Capital Portfolio increased positions in the growth sector. The New Century Capital Portfolio gained 22.50% as compared to the S&P 500 Composite Index which gained 20.79%

The New Century Balanced Portfolio increased its positions in the growth sector and its overall allocation to equities and decreased its overall allocation to fixed income. The New Century Balanced Portfolio gained 18.84% during the period, as compared to a blended index of 60% S&P 500 Composite Index/40% Lehman Brothers Government/Corporate Bond Index which gained 14.75%.

The New Century Aggressive Portfolio took positions in the biotechnology, technology and the small-cap sectors. The New Century Aggressive Portfolio gained 27.06% during the period, as compared to the NASDAQ which surged more than 45.97%.

The New Century International Portfolio increased its concentrations in the Pacific Rim, the emerging markets sector and the international small-cap sector. During the period, the New Century International Portfolio gained 33.13%. The international equity markets, as measured by the MSCI EAFE Index, increased 27.56%.

The New Century Alternative Strategies Portfolio maintained diversified positions in eleven investment strategies with minor adjustments to the weighting of each investment style. The New Century Alternative Strategies Portfolio gained 18.20% during the period, as compared to a blended index of 35% S&P 500 Composite Index/65% 90-day T-bill, which gained 7.83%.

The Portfolios will maintain their diversification and risk management strategies. We will continue to monitor economic and market conditions and position the Portfolios to maximize risk-adjusted return. Although we cannot predict future market conditions, we are confident that the disciplined investment approach of the New Century Portfolios will provide a risk-adjusted performance consistent with each portfolio's objectives.

Unfortunately, a number of mutual fund families have been charged with misconduct because they permitted improper market timing and late trading. These activities are not in the best interests of all shareholders.

New Century is committed to act in the best interests of all of its shareholders. We do so not only in the way we invest your assets, but also in the way that we conduct our business.

New Century does not permit market timing. We review the activity of each portfolio to insure that each transaction complies with our policies and procedures. If we determine that a shareholder is violating these rules, we will restrict that shareholder's future trading privileges. New Century does not permit late trading. Orders received prior to 4:00 PM Eastern Time are executed at that day's closing price. Orders received after 4:00 PM Eastern Time are executed at the following day's closing price. This rule also applies to orders that are processed through agents, brokers and other intermediaries, such as retirement plan platforms. New Century demands that its agents, brokers and intermediaries comply with these rules.

We also  monitor  the  activities  of the mutual  funds in which we invest.  New
Century will sell a specific mutual fund that has engaged in illegal or unethical trading activity. We will monitor the performance of funds that have not engaged in illegal or unethical trading activity, but that are in fund families that have been implicated. We will not immediately sell such funds unless the performance of the specific fund fails to satisfy our investment criteria - to maximize after-tax, risk-adjusted returns.

New Century's commitment to act in the best interests of all of its shareholders is a fundamental element of our investment philosophy. We thank you for selecting us to be part of your long-term investment strategy.

Sincerely,

/s/ Wayne M. Grzecki

Wayne M. Grzecki
President

PERFORMANCE CHARTS
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE NEW CENTURY CAPITAL PORTFOLIO AND THE S&P 500 COMPOSITE INDEX

[GRAPHIC OMITTED]


-------------------------------------------    ---------------------------------
S&P 500 COMPOSITE INDEX                          NEW CENTURY CAPITAL PORTFOLIO
                              ENDING                               ENDING
   DATE                       BALANCE                 DATE         BALANCE
-------------------------------------------    ---------------------------------
10/31/1993                    10,000               10/31/1993      10,000
10/31/1994                    10,387               10/31/1994      10,470
10/31/1995                    13,134               10/31/1995      12,522
10/31/1996                    16,298               10/31/1996      14,389
10/31/1997                    21,532               10/31/1997      18,306
10/31/1998                    26,267               10/31/1998      19,766
10/31/1999                    33,010               10/31/1999      25,487
10/31/2000                    35,021               10/31/2000      29,289
10/31/2001                    26,301               10/31/2001      21,158
10/31/2002                    22,327               10/31/2002      17,835
10/31/2003                    26,968               10/31/2003      21,847
-------------------------------------------    ---------------------------------


----------------------------------------
    NEW CENTURY CAPITAL PORTFOLIO
   AVERAGE ANNUAL TOTAL RETURNS(a)

 1 YEAR       5 YEARS       10 YEARS
  22.50%        2.02%         8.13%
----------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
      IN THE NEW CENTURY BALANCED PORTFOLIO AND A BLENDED EQUITY/BOND INDEX

[GRAPHIC OMITTED]

-----------------------------------------------------------------   -------------------------------
60% S&P 500 COMPOSITE INDEX/40%  LEHMAN BROTHERS
                                 GOVERNMENT/CORPORATE BOND INDEX    NEW CENTURY BALANCED PORTFOLIO

                              ENDING                                                   ENDING
   DATE                       BALANCE                                     DATE         BALANCE
-----------------------------------------------------------------   -------------------------------
----------------------------------------------------------------    -------------------------------

10/31/1993                    10,000                                   10/31/1993      10,000
10/31/1994                    10,154                                   10/31/1994      10,126
10/31/1995                    12,271                                   10/31/1995      11,638
10/31/1996                    14,330                                   10/31/1996      13,181
10/31/1997                    17,520                                   10/31/1997      15,770
10/31/1998                    20,469                                   10/31/1998      16,869
10/31/1999                    23,701                                   10/31/1999      19,442
10/31/2000                    25,312                                   10/31/2000      21,437
10/31/2001                    22,617                                   10/31/2001      19,020
10/31/2002                    21,124                                   10/31/2002      16,722
10/31/2003                    24,239                                   10/31/2003      19,872
----------------------------------------------------------------   --------------------------------


----------------------------------------
   NEW CENTURY BALANCED PORTFOLIO
   AVERAGE ANNUAL TOTAL RETURNS(a)

 1 YEAR       5 YEARS       10 YEARS
  18.84%        3.33%         7.11%
----------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

See accompanying notes to financial statements.

================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE NEW CENTURY AGGRESSIVE PORTFOLIO AND THE NASDAQ COMPOSITE INDEX

[GRAPHIC OMITTED]


-----------------------------------------------    ----------------------------------
NASDAQ COMPOSITE INDEX                              NEW CENTURY AGGRESSIVE PORTFOLIO

                              ENDING                                ENDING
   DATE                       BALANCE                  DATE         BALANCE
-----------------------------------------------    ----------------------------------
10/31/2000                    10,000                  10/31/2000      10,000
10/31/2001                     5,030                  10/31/2001       7,370
10/31/2002                     3,972                  10/31/2002       5,470
10/31/2003                     5,799                  10/31/2003       6,950
-----------------------------------------------    ----------------------------------


----------------------------------------
  NEW CENTURY AGGRESSIVE PORTFOLIO
   AVERAGE ANNUAL TOTAL RETURNS(a)

    1 YEAR        SINCE INCEPTION*
     27.06%           (11.43%)
----------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
       IN THE NEW CENTURY INTERNATIONAL PORTFOLIO AND THE MSCI EAFE INDEX


-----------------------------------------------    -----------------------------------
MSCI EAFE INDEX                                    NEW CENTURY INTERNATIONAL PORTFOLIO

                              ENDING                                   ENDING
   DATE                       BALANCE                    DATE          BALANCE
-----------------------------------------------    -----------------------------------
10/31/2000                    10,000                  10/31/2000      10,000
10/31/2001                     7,532                  10/31/2001       7,410
10/31/2002                     6,559                  10/31/2002       6,533
10/31/2003                     8,367                  10/31/2003       8,697
-----------------------------------------------    -----------------------------------

----------------------------------------
 NEW CENTURY INTERNATIONAL PORTFOLIO
   AVERAGE ANNUAL TOTAL RETURNS(a)

    1 YEAR        SINCE INCEPTION*
     33.13%           (4.55%)
----------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


* Initial public offering of shares was November 1, 2000.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



See accompanying notes to financial statements.

================================================================================

             COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
 IN THE NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO AND A BLENDED EQUITY/BOND INDEX

[GRAPHIC OMITTED]

-----------------------------------------------   ------------------------------
BLENDED EQUITY/BOND INDEX                             NEW CENTURY ALTERNATIVE
35% S&P 500 COMPOSITE INDEX/65% 90-DAY T-BILL           STRATEGIES PORTFOLIO

                              ENDING                                   ENDING
     DATE                     BALANCE                  DATE            BALANCE
-----------------------------------------------   ------------------------------
  5/1/2002                    10,000                 5/1/2002          10,000
 5/31/2002                     9,988                5/31/2002          10,000
 6/30/2002                     9,784                6/30/2002           9,720
 7/31/2002                     9,565                7/31/2002           9,290
 8/31/2002                     9,593                8/31/2002           9,340
 9/30/2002                     9,289                9/30/2002           9,110
10/31/2002                     9,542               10/31/2002           9,120
11/30/2002                     9,745               11/30/2002           9,330
12/31/2002                     9,551               12/31/2002           9,325
 1/31/2003                     9,469                1/31/2003           9,285
 2/28/2003                     9,426                2/28/2003           9,264
 3/31/2003                     9,463                3/31/2003           9,295
 4/30/2003                     9,742                4/30/2003           9,618
 5/31/2003                     9,927                5/31/2003           9,982
 6/30/2003                     9,976                6/30/2003          10,083
 7/31/2003                    10,043                7/31/2003          10,194
 8/31/2003                    10,116                8/31/2003          10,376
 9/30/2003                    10,084                9/30/2003          10,477
10/31/2003                    10,289               10/31/2003          10,780
-----------------------------------------------   ------------------------------

-----------------------------------------------
   NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
          AVERAGE ANNUAL TOTAL RETURNS (a)

        1 YEAR        SINCE INCEPTION*
        18.20%              5.13%
-----------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


*    Initial public offering of shares was May 1, 2002.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
========================================================================================================================
                                                                                                          NEW CENTURY
                                                NEW CENTURY    NEW CENTURY   NEW CENTURY   NEW CENTURY    ALTERNATIVE
                                                   CAPITAL      BALANCED     AGGRESSIVE   INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

ASSETS
 Investments in securities:
   At acquisition cost ...................      $84,871,084   $65,039,593    $ 4,332,734   $13,189,782    $30,584,014
                                                ===========   ===========    ===========   ===========    ===========

   At value (Note 1A) ....................      $95,696,710   $70,486,697    $ 4,999,958   $15,263,740    $33,737,903
 Dividends receivable ....................              140        27,327              4            56          5,691
 Receivable for investment securities sold             --       1,530,392        153,483          --             --
 Receivable for capital shares sold ......           13,364          --               50        41,632         50,475
 Receivable from Advisor (Note 2) ........             --            --            1,188          --             --
 Other assets ............................            2,456         1,898            118           285            722
                                                -----------    ----------    -----------    ----------    -----------
                  TOTAL ASSETS ...........       95,712,670    72,046,314      5,154,801    15,305,713     33,794,791
                                                -----------    ----------    -----------    ----------    -----------

LIABILITIES
 Payable to Advisor (Note 2) ..............          98,713        83,939           --          10,992         29,488
 Payable for investment securities purchased           --       1,508,650        283,987          --             --
 Payable for capital shares redeemed ......         201,731          --             --            --           20,787
 Other accrued expenses and liabilities ...          16,460        12,999          5,300         6,680         10,394
                                                -----------    ----------    -----------    ----------    -----------
                  TOTAL LIABILITIES .......         316,904     1,605,588        289,287        17,672         60,669
                                                -----------    ----------    -----------    ----------    -----------

NET ASSETS ................................     $95,395,766   $70,440,726    $ 4,865,514   $15,288,041    $33,734,122
                                                ===========   ===========    ===========   ===========    ===========


Net assets consist of:
 Paid-in capital .........................      $103,840,244  $72,378,951    $ 6,054,786   $13,574,303    $30,712,419
 Accumulated net investment income .......             --         266,822           --            --          103,110
 Accumulated net realized losses
   on investments ........................      (19,270,104)   (7,652,151)    (1,856,496)     (360,220)      (235,296)
 Unrealized appreciation of investments ..       10,825,626     5,447,104        667,224     2,073,958      3,153,889
                                                -----------    ----------    -----------    ----------    -----------
Net assets ...............................      $95,395,766   $70,440,726    $ 4,865,514   $15,288,041    $33,734,122
                                                ===========   ===========    ===========   ===========    ===========


Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) ..........................        7,720,112     6,115,980        700,323     1,761,633      3,162,607
                                                ===========   ===========    ===========   ===========    ===========


Net asset value, offering price and
 redemption price per share ..............      $     12.36   $     11.52    $      6.95   $      8.68    $     10.67
                                                ===========   ===========    ===========   ===========    ===========




See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
========================================================================================================================
                                                                                                          NEW CENTURY
                                                NEW CENTURY    NEW CENTURY   NEW CENTURY   NEW CENTURY    ALTERNATIVE
                                                   CAPITAL      BALANCED     AGGRESSIVE   INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends ................................     $   727,425   $ 1,936,770    $    19,023   $    97,232    $   634,700
                                                -----------    ----------    -----------    ----------    -----------

 EXPENSES
  Investment advisory fees (Note 2) .......         841,721       643,732         40,388       102,862        193,369
  Distribution costs (Note 3) .............         162,810       110,567          9,813        24,744         39,934
  Accounting fees .........................          38,399        36,475         30,395        30,970         32,556
  Administration fees (Note 2) ............          54,624        43,309          8,503        12,023         20,879
  Legal and audit fees ....................          51,024        42,948          7,219         9,747         16,368
  Transfer agent fees .....................          21,000        21,000         21,000        21,000         21,000
  Custody fees ............................          21,543        16,112          3,460         4,782          9,703
  Trustees' fees and expenses (Note 2) ....          10,657         8,154            614         1,316          3,260
  Insurance expense .......................           6,957         5,150            353           659          1,396
  Other expenses ..........................          13,385         9,854          7,674         8,924          6,449
                                                -----------    ----------    -----------    ----------    -----------
   Total expenses .........................       1,222,120       937,301        129,419       217,027        344,914
 Less fees waived and/or expenses
   reimbursed by the Advisor (Note 2)......           --           (1,967)       (68,836)      (62,733)          --
 Plus previously waived investment advisory
   fees and expense reimbursements
   recouped by the Advisor (Note 2)........           --             --             --            --           15,721
                                                -----------    ----------    -----------    ----------    -----------
   Net expenses ...........................       1,222,120       935,334         60,583       154,294        360,635
                                                -----------    ----------    -----------    ----------    -----------

NET INVESTMENT INCOME (LOSS) ..............        (494,695)    1,001,436        (41,560)      (57,062)       274,065


REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 Net realized losses on investments .......      (3,278,273)     (211,178)      (117,066)     (132,110)      (142,839)
 Capital gain distributions from regulated
   investment companies ...................         239,189       289,977          9,338        10,659         90,480
 Net change in unrealized appreciation/
  (depreciation) on investments ...........      21,012,989    10,080,063      1,155,927     3,373,431      4,231,042
                                                -----------    ----------    -----------    ----------    -----------

NET REALIZED AND UNREALIZED
 GAINS ON INVESTMENTS .....................      17,973,905    10,158,862      1,048,199     3,251,980      4,178,683
                                                -----------    ----------    -----------    ----------    -----------

NET INCREASE IN NET
 ASSETS FROM OPERATIONS ...................     $17,479,210   $11,160,298    $ 1,006,639   $ 3,194,918    $ 4,452,748
                                                ===========   ===========    ===========   ===========    ===========




See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                         NEW CENTURY                    NEW CENTURY
                                                      CAPITAL PORTFOLIO              BALANCED PORTFOLIO
                                                --------------------------------------------------------------
                                                       YEAR            YEAR          YEAR           YEAR
                                                       ENDED           ENDED         ENDED          ENDED
                                                    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                                        2003           2002           2003          2002
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) .................    $   (494,695)   $  (632,422)   $ 1,001,436     $  845,406
Net realized losses from security transactions      (3,278,273)    (9,742,217)      (211,178)    (5,048,282)
Capital gain distributions from regulated
investment companies .........................         239,189        333,748        289,977        233,099
Net change in unrealized appreciation/
(depreciation) on investments ................      21,012,989     (5,522,352)    10,080,063     (4,988,725)
                                                  ------------     ----------    -----------     ----------
Net increase (decrease) in net assets
 from operations..............................      17,479,210   ( 15,563,243)    11,160,298    ( 8,958,502)
                                                  ------------     ----------    -----------     ----------


DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E).........            --             --       (1,269,163)      (653,622)
                                                  ------------     ----------    -----------     ----------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold ....................      5,343,302      5,394,055      4,706,871     11,061,815
 Net asset value of shares issued in reinvestment
   of distributions to shareholders ...........           --             --        1,182,279        605,958
 Payments for shares redeemed .................     (9,736,354)   (17,394,554)    (8,094,571)   (10,551,254)
                                                  ------------     ----------    -----------     ----------
Net increase (decrease) in net assets from
 capital share transactions....................    ( 4,393,052)  ( 12,000,499)   ( 2,205,421)     1,116,519
                                                  ------------     ----------    -----------     ----------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS ................................     13,086,158    (27,563,742)     7,685,714     (8,495,605)

NET ASSETS
 Beginning of year ............................     82,309,608    109,873,350     62,755,012     71,250,617
                                                  ------------     ----------    -----------     ----------
 End of year ..................................   $ 95,395,766   $ 82,309,608   $ 70,440,726   $ 62,755,012
                                                  ============   ============   ============   ============


ACCUMULATED NET INVESTMENT
INCOME .......................................     $      --      $      --      $   266,822    $   256,811
                                                  ============   ============   ============   ============


CAPITAL SHARE ACTIVITY
 Sold .........................................        497,945        458,911        449,059        980,851
 Reinvested ...................................           --             --          117,415         52,871
 Redeemed .....................................       (937,285)    (1,475,796)      (793,113)      (970,657)
                                                  ------------     ----------    -----------     ----------
 Net increase (decrease) in shares outstanding        (439,340)    (1,016,885)      (226,639)        63,065
 Shares outstanding, beginning of year ........      8,159,452      9,176,337      6,342,619      6,279,554
                                                  ------------     ----------    -----------     ----------
 Shares outstanding, end of year ..............      7,720,112      8,159,452      6,115,980      6,342,619
                                                  ============   ============   ============   ============


See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                           NEW CENTURY                   NEW CENTURY
                                                      AGGRESSIVE PORTFOLIO         INTERNATIONAL PORTFOLIO
                                                --------------------------------------------------------------
                                                       YEAR            YEAR          YEAR           YEAR
                                                       ENDED           ENDED         ENDED          ENDED
                                                    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                                        2003           2002           2003          2002
--------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
 Net investment loss..........................     $  ( 41,560)   $  ( 46,487)   $  ( 57,062)    $  (78,168)
Net realized losses from security transactions        (117,066)    (1,483,724)      (132,110)      (133,654)
Capital gain distributions from regulated
   investment companies ......................           9,338          7,566         10,659          7,118
Net change in unrealized appreciation/
  (depreciation) on investments ..............       1,155,927       (322,656)     3,373,431     (1,211,023)
                                                  ------------     ----------    -----------     ----------
Net increase (decrease) in net assets
 from operations .............................       1,006,639     (1,845,301)     3,194,918     (1,415,727)
                                                  ------------     ----------    -----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E) ........            --             --             --           (6,775)
                                                  ------------     ----------    -----------     ----------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold ...................         424,354      4,685,222      4,989,446      8,540,301
 Net asset value of shares issued in reinvestment
   of distributions to shareholders ..........            --             --             --            6,775
 Payments for shares redeemed ................        (175,881)    (1,075,840)      (551,685)      (200,343)
                                                  ------------     ----------    -----------     ----------
Net increase in net assets from capital
 share transactions...........................         248,473      3,609,382      4,437,761      8,346,733
                                                  ------------     ----------    -----------     ----------

TOTAL INCREASE IN NET ASSETS .................       1,255,112      1,764,081      7,632,679      6,924,231

NET ASSETS
 Beginning of year ............................      3,610,402      1,846,321      7,655,362        731,131
                                                  ------------     ----------    -----------     ----------
 End of year ..................................    $ 4,865,514    $ 3,610,402    $15,288,041    $ 7,655,362
                                                  ============   ============   ============   ============


CAPITAL SHARE ACTIVITY
 Sold .........................................         71,447        620,678        667,427      1,101,714
 Reinvested ...................................           --             --             --              871
 Redeemed .....................................        (31,155)      (211,085)       (79,110)       (27,920)
                                                  ------------     ----------    -----------     ----------
 Net increase in shares outstanding ...........         40,292        409,593        588,317      1,074,665
 Shares outstanding, beginning of year ........        660,031        250,438      1,173,316         98,651
                                                  ------------     ----------    -----------     ----------
 Shares outstanding, end of year ..............        700,323        660,031      1,761,633      1,173,316
                                                  ============   ============   ============   ============


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     NEW CENTURY ALTERNATIVE
                                                       STRATEGIES PORTFOLIO
                                                --------------------------------
                                                       YEAR          PERIOD
                                                       ENDED          ENDED
                                                    OCTOBER 31,    OCTOBER 31,
                                                       2003          2002(a)
--------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income ...........................   $ 274,065       $  21,728
 Net realized losses from security transactions ..    (142,839)       (157,514)
 Capital gain distributions from regulated
   investment companies ..........................      90,480           6,389
 Net change in unrealized appreciation/
  (depreciation) on investments ..................   4,231,042      (1,077,153)
                                                  ------------    ------------
Net increase (decrease) in net assets
 from operations .................................   4,452,748      (1,206,550)
                                                  ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E) ............    (224,495)           --
                                                  ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .......................  11,337,961      21,028,982
 Net asset value of shares issued in reinvestment
   of distributions to shareholders ..............     220,766            --
 Payments for shares redeemed ....................  (1,581,670)       (293,620)
                                                  ------------    ------------
 Net increase in net assets from capital
   share transactions ............................   9,977,057      20,735,362
                                                  ------------    ------------

 TOTAL INCREASE IN NET ASSETS ....................  14,205,310      19,528,812

NET ASSETS
 Beginning of period .............................  19,528,812            --
                                                  ------------    ------------
 End of period ...................................$ 33,734,122    $ 19,528,812
                                                  ============    ============


ACCUMULATED NET INVESTMENT INCOME ............... $    103,110    $     24,462
                                                  ============    ============


CAPITAL SHARE ACTIVITY
 Sold ............................................   1,156,113       2,173,841
 Reinvested ......................................      23,918            --
 Redeemed ........................................    (159,173)        (32,092)
                                                  ------------    ------------
 Net increase in shares outstanding ..............   1,020,858       2,141,749
 Shares outstanding, beginning of period .........   2,141,749            --
                                                  ------------    ------------
 Shares outstanding, end of period ...............   3,162,607       2,141,749
                                                  ============    ============


(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.


See accompanying notes to financial statements.


NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                 -----------------------------------------------------------------------
                                                       2003          2002           2001           2000         1999
                                                 -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year .......      $     10.09   $     11.97    $     18.07   $     16.71    $     14.30
                                                 -----------   -----------    -----------   -----------    -----------

 Income (loss) from investment operations:
   Net investment loss ....................           (0.06)        (0.08)         (0.10)        (0.14)         (0.14)
   Net realized and unrealized gains
   (losses) on investments ................            2.33         (1.80)         (4.62)         2.67           4.08
                                                 -----------   -----------    -----------   -----------    -----------
 Total from investment operations .........            2.27         (1.88)         (4.72)         2.53           3.94
                                                 -----------   -----------    -----------   -----------    -----------

 Less distributions:
   Distributions from net investment income              --            --             --            --             --
   Distributions from net realized gains ...             --            --          (1.38)        (1.17)         (1.53)
                                                 -----------   -----------    -----------   -----------    -----------
 Total distributions ......................              --            --          (1.38)        (1.17)         (1.53)
                                                 -----------   -----------    -----------   -----------    -----------

 Net asset value, end of year .............      $    12.36    $    10.09     $    11.97    $    18.07     $    16.71
                                                 ===========  ============   ============  ============   ============


 TOTAL RETURN .............................           22.50%       (15.71%)       (27.77%)       14.92%         28.94%
                                                 ===========  ============   ============  ============   ============


RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) ..........     $    95,396   $    82,310    $   109,873   $   156,668    $   120,583
                                                 ===========  ============   ============  ============   ============


 Ratio of expenses to average net assets ..            1.45%         1.40%          1.29%         1.27%          1.39%

 Ratio of net investment loss to
   average net assets .....................           (0.59%)       (0.62%)        (0.72%)       (0.80%)        (0.91%)

 Portfolio turnover .......................              71%           59%            70%           51%            64%



NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------
                                                                          YEARS ENDED OCTOBER 31,
                                                 -----------------------------------------------------------------------
                                                       2003          2002           2001           2000         1999
                                                 -----------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year .......      $     9.89    $     11.35    $     13.64   $     13.42    $     12.83
                                                 -----------   -----------    -----------   -----------    -----------

 Income (loss) from investment operations:
   Net investment income ..................            0.16          0.13           0.23          0.22           0.20
   Net realized and unrealized gains
 (losses) on investments ..................            1.67         (1.49)         (1.71)         1.17           1.68
                                                 -----------   -----------    -----------   -----------    -----------
 Total from investment operations .........            1.83         (1.36)         (1.48)         1.39           1.88
                                                 -----------   -----------    -----------   -----------    -----------

 Less distributions:
   Distributions from net investment income           (0.20)        (0.10)         (0.23)        (0.22)         (0.20)
   Distributions from net realized gains ..              --            --          (0.58)        (0.95)         (1.09)
                                                 -----------   -----------    -----------   -----------    -----------
 Total distributions ......................           (0.20)        (0.10)         (0.81)        (1.17)         (1.29)
                                                 -----------   -----------    -----------   -----------    -----------

 Net asset value, end of year .............      $     11.52   $      9.89    $     11.35   $     13.64    $     13.42
                                                 ===========  ============   ============  ============   ============


TOTAL RETURN ..............................           18.84%       (12.08%)       (11.21%)       10.26%         15.26%
                                                 ===========  ============   ============  ============   ============


RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's)...........      $    70,441   $    62,755    $    71,251   $    79,553    $    65,721
                                                 ===========  ============   ============  ============   ============


 Ratio of expenses to average net assets ..            1.45%(a)       1.48%          1.49%         1.40%          1.46%

 Ratio of net investment income to
   average net assets .....................            1.56%(a)       1.19%          1.87%         1.51%          1.45%

 Portfolio turnover .......................               80%           93%            69%           43%            60%

(a) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).




See accompanying notes to financial statements.


NEW CENTURY AGGRESSIVE PORTFOLIO
FINANCIAL HIGHLIGHTS
====================================================================================================
                     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------
                                                               YEARS ENDED OCTOBER 31,
                                               -----------------------------------------------------
                                                      2003             2002              2001
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year ..........      $  5.47          $  7.37           $  10.00
                                                    -------          -------           --------

 Income (loss) from investment operations:
   Net investment loss .......................        (0.06)            (0.07)            (0.07)
   Net realized and unrealized gains (losses)
    on investments ...........................         1.54            (1.83)            (2.56)
                                                    -------          -------           --------
 Total from investment operations ............         1.48            (1.90)            (2.63)
                                                    -------          -------           --------


Less distributions:
   Distributions from net investment income ..          --               --                --
   Distributions from net realized gains .....          --               --
                                                    -------          -------           --------
 Total distributions..........................          --               --                --
                                                    -------          -------           --------

 Net asset value, end of year ................      $  6.95          $  5.47           $  7.37
                                                    =======          ========          ========


TOTAL RETURN ................................        27.06%           (25.78%)          (26.30%)
                                                    =======          ========          ========


RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (000's) ..........       $ 4,866          $ 3,610           $ 1,846
                                                    =======          ========          ========



   Ratios of expenses to average net assets:
     Before expense reimbursement and waived fees     3.20%             2.95%             5.90%
     After expense reimbursement and waived fees      1.50%             1.50%             1.50%

   Ratios of net investment loss to average net assets:
     Before expense reimbursement and waived fees     2.73%)          ( 2.50%)          ( 5.35%)
     After expense reimbursement and waived fees    ( 1.03%)          ( 1.05%)           (0.95%)

   Portfolio turnover                                   78%              120%               86%



See accompanying notes to financial statements.


NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
====================================================================================================
                     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------
                                                               YEARS ENDED OCTOBER 31,
                                               -----------------------------------------------------
                                                     2003             2002              2001
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year ..........     $  6.52          $  7.41          $  10.00
                                                   -------          -------          --------

 Income (loss) from investment operations:
   Net investment loss .......................      (0.03)           (0.06)            (0.04)
   Net realized and unrealized gains (losses)
    on investments ...........................        2.19           (0.81)            (2.55)
                                                   -------          -------          --------
 Total from investment operations ............        2.16           (0.87)            (2.59)
                                                   -------          -------          --------

 Less distributions:
   Distributions from net investment income ..         --            (0.02)              --
   Distributions from net realized gains .....                          --               --
                                                   -------          -------          --------
 Total distributions .........................         --            (0.02)              --
                                                   -------          -------          --------

 Net asset value, end of year ................     $  8.68          $  6.52          $   7.41
                                                   =======          =======          ========


 TOTAL RETURN ................................      33.13%         (11.84%)          (25.90%)
                                                   =======          =======          ========


RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) .............     $15,288          $ 7,655          $    731
                                                   =======          =======          ========


 Ratios of expenses to average net assets:
   Before expense reimbursement and waived fees      2.11%            2.54%            10.81%
   After expense reimbursement and waived fees       1.50%            1.50%             1.50%

 Ratios of net investment loss to average net assets:
   Before expense reimbursement and waived fees    (1.16%)           (2.34%)          (9.81%)
   After expense reimbursement and waived fees     (0.55%)           (1.30%)          (0.50%)

 Portfolio turnover...........................         56%              27%               83%





See accompanying notes to financial statements.


NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
=================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                              -----------------------------------
                                                       YEAR          PERIOD
                                                       ENDED          ENDED
                                                    OCTOBER 31,    OCTOBER 31,
                                                       2003          2002(a)
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period ............   $    9.12       $   10.00
                                                     ---------       ---------

 Income (loss) from investment operations:
   Net investment income .........................        0.11            0.01
   Net realized and unrealized gains (losses)
    on investments ...............................        1.54           (0.89)
                                                     ---------       ---------
 Total from investment operations ................        1.65           (0.88)
                                                     ---------       ---------

 Less distributions:
 Distributions from net investment income ........       (0.10)           --
 Distributions from net realized gains ...........        --              --
                                                     ---------       ---------
 Total distributions .............................       (0.10)           --
                                                     ---------       ---------

 Net asset value, end of period ..................   $   10.67       $    9.12
                                                     =========       =========


 TOTAL RETURN ....................................       18.20%      ( 8.80%)(b)
                                                     =========       =========



RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) ...............   $  33,734       $  19,529
                                                     =========       =========


 Ratios of expenses to average net assets ........       1.40%       1.49%(c)(d)

 Ratios of net investment income to average
  net assets .....................................       1.06%       0.32%(c)(d)

 Portfolio turnover ..............................         21%             7%(d)

(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.72%(d) and the ratio of net investment income to average net assets would have been 0.09%(d) for the period ended October 31, 2002 (Note 2).

(d)  Annualized.



See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
================================================================================
INVESTMENT COMPANIES -- 99.7%                             SHARES       VALUE
--------------------------------------------------------------------------------
GROWTH FUNDS -- 39.9%
 American Funds AMCAP - Class A .......................   212,681   $ 3,434,800
 American Growth Fund of America - Class A ............   259,304     6,028,828
 Goldman Sachs Growth Opportunities - Class A (a) .....   254,628     4,588,403
 iShares Russell 1000 Growth Index ....................   124,835     5,605,091
 iShares S&P 500/BARRA Growth Index ...................    67,750     3,596,848
 iShares S&P MidCap 400/BARRA Growth Index ............       100        11,600
 Marsico 21st Century (a) .............................   356,958     3,483,915
 Smith Barney Large Capitalization Growth - Class A (a)   385,991     8,067,205
 Strong MidCap Disciplined - Investor Class (a) .......   169,870     3,259,807
                                                                    -----------
                                                                     38,076,497
                                                                    -----------

GROWTH AND INCOME FUNDS -- 24.3%
 iShares Russell 1000 Value Index .....................    77,600     4,241,616
 iShares S&P 500 Index Trust ..........................    61,150     6,447,045
 iShares S&P MidCap 400/BARRA Value Index .............    27,500     2,827,550
 SEI S&P 500 Index - Class E ..........................   125,162     4,062,763
 Vanguard 500 Index - Investor Shares .................    57,668     5,604,783
                                                                    -----------
                                                                     23,183,757
                                                                    -----------
SMALL COMPANY FUNDS -- 20.9%
 Buffalo Small Cap (a) ................................   227,086     4,927,774
 iShares S&P SmallCap 600/BARRA Growth Index ..........    62,200     5,314,990
 iShares S&P SmallCap 600/BARRA Value Index ...........    13,700     1,290,677
 Royce Opportunity - Investor Class (a) ...............   470,014     5,574,368
 William Blair Small Cap Growth - Class I (a) .........   137,658     2,881,173
                                                                    -----------
                                                                     19,988,982
                                                                    -----------
AGGRESSIVE FUNDS -- 7.5%
 Smith Barney Aggressive Growth - Class A (a) .........    88,635     7,141,310
                                                                    -----------

FOREIGN STOCK FUNDS -- 7.1%
 Driehaus International Discovery (a) .................    90,383     2,520,793
 Franklin Mutual Discovery - Class Z ..................       928        18,099
 iShares MSCI EAFE Index ..............................    31,500     3,924,900
 iShares MSCI Emerging Markets Index(a) ...............     2,000       296,820
                                                                    -----------
                                                                      6,760,612
                                                                    -----------

TOTAL INVESTMENT COMPANIES (Cost $84,325,532)..........             $95,151,158
                                                                    -----------

================================================================================
MONEY MARKET SECURITIES -- 0.6%                             SHARES      VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class S
  (Cost $545,552) .....................................   545,552    $  545,552
                                                                    -----------

 TOTAL INVESTMENTS AT VALUE-- 100.3%
 (Cost $84,871,084)....................................             $95,696,710

 LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.3%) .......                (300,944)
                                                                    -----------

 NET ASSETS-- 100.0% ..................................             $95,395,766
                                                                    ===========

(a) Non-income  producing security.



See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
================================================================================
INVESTMENT COMPANIES -- 99.2%                              SHARES      VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 25.4%
 Dodge & Cox Stock ....................................    25,325    $2,700,358
 Franklin Mutual Shares - Class Z .....................     2,337        45,904
 Hotchkis & Wiley Large Cap Value - Class A ...........    86,306     1,500,863
 iShares Russell 1000 Value Index .....................    28,900     1,579,674
 iShares S&P 500 Index ................................    76,400     8,054,852
 SEI S&P 500 Index - Class E ..........................    85,686     2,781,351
 Vanguard 500 Index - Investor Shares .................    12,595     1,224,146
                                                                    -----------
                                                                     17,887,148
                                                                    -----------
GROWTH FUNDS -- 22.3%
 American Funds AMCAP - Class A .......................   204,538     3,303,295
 Calamos Growth - Class A(a) ..........................    35,754     1,586,056
 Fidelity Capital Appreciation (a) ....................    67,312     1,583,845
 iShares Russell 1000 Growth Index ....................    26,600     1,194,340
 iShares S&P 500/BARRA Growth Index ...................    41,600     2,208,544
 S&P MidCap 400 Depositary Receipts ...................    17,580     1,768,196
 Smith Barney Large Capitalization Growth (a) .........   194,593     4,066,998
                                                                    -----------
                                                                     15,711,274
                                                                    -----------
HIGH YIELD BOND FUNDS -- 12.6%
 Fidelity Advisor High Income Advantage - Class I .....   162,514     1,500,000
 MainStay High Yield Corporate Bond - Class A .........   246,711     1,492,599
 PIMCO High Yield - Class A ...........................   128,160     1,221,360
 Pioneer High Yield - Class A .........................   399,772     4,633,361
                                                                    -----------
                                                                      8,847,320
                                                                    -----------
WORLDWIDE BOND FUNDS -- 8.6%
 AllianceBernstein Emerging Market Debt - Class A .....   339,899     2,715,795
 Payden Global Fixed Income - Class R .................   138,479     1,391,710
 PIMCO Foreign Bond - Institutional Class .............   184,365     1,943,209
                                                                    -----------
                                                                      6,050,714
                                                                    -----------
SMALL COMPANY FUNDS -- 8.1%
 iShares S&P SmallCap 600/BARRA Growth Index ..........    11,900     1,016,855
 iShares S&P SmallCap 600/BARRA Value Index ...........    17,000     1,601,570
 Royce Opportunity - Investor Class (a) ...............   133,206     1,579,829
 William Blair Small Cap Growth - Class I (a) .........    71,327     1,492,867
                                                                    -----------
                                                                      5,691,121
                                                                    -----------
FOREIGN STOCK FUNDS -- 8.1%
 First Eagle SoGen Global - Class A ...................    18,808       608,823
 iShares MSCI EAFE Index ..............................    28,700     3,576,020
 Tocqueville International Value (The) ................   137,758     1,501,563
                                                                    -----------
                                                                      5,686,406
                                                                    -----------
GOVERNMENT CORPORATE BOND FUNDS -- 6.2%
 Loomis Sayles Bond - Institutional Class .............   342,381     4,389,325
                                                                    -----------

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003
================================================================================
INVESTMENT COMPANIES -- 99.2% (Continued)                  SHARES      VALUE
--------------------------------------------------------------------------------
CONVERTIBLE SECURITY FUNDS -- 5.0%
 Calamos Convertible Growth & Income - Class A ........    73,002   $ 1,959,382
 Smith Barney Convertible - Class A ...................    96,228     1,579,096
                                                                    -----------
                                                                      3,538,478
                                                                    -----------
HIGH QUALITY BOND FUNDS -- 2.9%
 Dodge & Cox Income ...................................   162,032     2,082,112
                                                                    -----------

TOTAL INVESTMENT COMPANIES (Cost $64,436,794)..........             $69,883,898
                                                                    -----------

================================================================================
MONEY MARKET SECURITIES -- 0.9%                            SHARES       VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class S
  (Cost $602,799) .....................................   602,799   $   602,799


TOTAL INVESTMENTS AT VALUE-- 100.1% (Cost $65,039,593).             $70,486,697

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1%).........                ( 45,971)
                                                                    -----------

NET ASSETS-- 100.0%....................................             $70,440,726
                                                                    ===========

(a)  Non-income  producing security.



See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
================================================================================
INVESTMENT COMPANIES -- 99.3%                              SHARES       VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 44.3%
 Biotech HOLDRs Trust .................................     1,400    $  180,250
 iShares Dow Jones U.S. Technology Sector Index (a) ...     4,600       217,580
 iShares Goldman Sachs Networking Index (a) ...........     9,200       248,768
 iShares Goldman Sachs Semiconductor Index ............     3,900       242,970
 iShares MSCI Emerging Markets Index (a) ..............     2,500       371,025
 iShares Nasdaq Biotechnology Index (a) ...............     1,600       113,584
 S&P Technology Select Sector Depositary Receipt ......    39,800       780,876
                                                                    -----------
                                                                      2,155,053
                                                                    -----------
SMALL-CAP FUNDS -- 20.0%
 Buffalo Small Cap (a) ................................     9,782       212,278
 iShares S&P SmallCap 600/BARRA Growth Index ..........     4,100       350,345
 Perritt Micro Cap Opportunities Fund .................     4,382       100,000
 Royce Opportunity - Investor Class (a) ...............    26,119       309,776
                                                                    -----------
                                                                        972,399
                                                                    -----------
LARGE-CAP FUNDS -- 19.2%
 iShares Russell 1000 Growth Index ....................     5,200       233,480
 iShares S&P 500/BARRA Growth Index ...................     3,000       159,270
 Smith Barney Aggressive Growth - Class A (a) .........     3,943       317,671
 Smith Barney Large Capitalization Growth - Class A (a)    10,817       226,068
                                                                    -----------
                                                                        936,489
                                                                    -----------
MID-CAP FUNDS -- 15.8%
 iShares S&P MidCap 400/BARRA Growth Index ............     2,200       255,200
 Goldman Sachs Growth Opportunities - Class A (a) .....     6,667       120,134
 S&P MidCap 400 Depositary Receipts ...................     3,902       392,463
                                                                    -----------
                                                                        767,797
                                                                    -----------

TOTAL INVESTMENT COMPANIES (Cost $4,164,514)...........             $ 4,831,738
                                                                    -----------

================================================================================
MONEY MARKET SECURITIES -- 3.5%                            SHARES       VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class S
 (Cost $168,220) ......................................   168,220    $  168,220
                                                                    -----------

TOTAL INVESTMENTS AT VALUE-- 102.8% (Cost $4,332,734)..              $4,999,958

LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.8%).........               ( 134,444)
                                                                    -----------

NET ASSETS-- 100.0%....................................              $4,865,514
                                                                    ===========


(a) Non-income producing security.



See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
================================================================================
INVESTMENT COMPANIES -- 99.2%                              SHARES       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FUNDS -- 31.9%
 Driehaus International Discovery (a) .................    41,911    $1,168,904
 First Eagle SoGen Global - Class A ...................    14,310       463,223
 iShares MSCI EAFE Index ..............................    13,300     1,657,180
 Oakmark International - Class I ......................    15,818       262,730
 Tocqueville International Value (The) ................   121,392     1,323,172
                                                                    -----------
                                                                      4,875,209
                                                                    -----------
ASIA/PACIFIC FUNDS -- 29.9%
 Fidelity Japan Smaller Companies (a) .................    40,285       416,952
 iShares MSCI Australia Index .........................    47,100       598,170
 iShares MSCI Japan Index (a) .........................   137,005     1,265,926
 iShares MSCI Pacific Ex-Japan Index ..................    10,800       753,516
 iShares MSCI South Korea Index(a) ....................    13,000       314,470
 Matthews China .......................................    52,203       695,343
 Matthews Japan (a) ...................................    40,950       524,161
                                                                    -----------
                                                                      4,568,538
                                                                    -----------
EUROPE FUNDS -- 17.1%
 iShares MSCI EMU Index ...............................    12,736       688,763
 iShares MSCI Germany Index ...........................    68,400       950,076
 iShares MSCI Sweden Index ............................    22,600       317,756
 iShares MSCI United Kingdom Index ....................    45,646       660,498
                                                                    -----------
                                                                      2,617,093
                                                                    -----------
AMERICAS FUNDS -- 11.1%
 iShares MSCI Brazil Index ............................    26,600       371,602
 iShares MSCI Canada Index ............................    76,700     1,013,974
 iShares S&P Latin American 40 Index ..................     6,000       314,400
                                                                    -----------
                                                                      1,699,976
                                                                    -----------
EMERGING MARKETS FUNDS -- 9.2%
 Dreyfus Premier Emerging Markets - Class A ...........    45,713       709,010
 iShares MSCI Emerging Markets Index (a) ..............     2,700       400,707
 T. Rowe Price Emerging Europe & Mediterranean (a) ....    28,032       303,021
                                                                    -----------
                                                                      1,412,738
                                                                    -----------

TOTAL INVESTMENT COMPANIES (Cost $13,099,596)..........             $15,173,554
                                                                    -----------

================================================================================
MONEY MARKET SECURITIES -- 0.6%                            SHARES       VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class S
 (Cost $90,186) .......................................    90,186   $    90,186
                                                                    -----------

TOTAL INVESTMENTS AT VALUE-- 99.8% (Cost $13,189,782)..             $15,263,740

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2%...........                  24,301
                                                                    -----------
NET ASSETS-- 100.0%                                                 $15,288,041
                                                                    ===========


(a) Non-income producing security.



See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
================================================================================
INVESTMENT COMPANIES -- 97.8%                              SHARES       VALUE
--------------------------------------------------------------------------------
MERGER ARBITRAGE FUNDS  -- 13.9%
 Arbitrage Fund (The) (a) .............................   135,059    $1,740,913
 Gabelli ABC ..........................................    83,739       839,906
 Merger Fund (The) ....................................   140,629     2,105,219
                                                                    -----------
                                                                      4,686,038
                                                                    -----------
GLOBAL MACRO FUNDS -- 13.1%
 First Eagle SoGen Global - Class A ...................    87,655     2,837,376
 Franklin Mutual Discovery - Class Z ..................    40,149       783,313
 Prudent Global Income ................................    64,278       803,473
                                                                    -----------
                                                                      4,424,162
                                                                    -----------

LONG/SHORT EQUITY FUNDS -- 11.9%
 AXA Rosenberg U.S. Large/Mid Capitalization Long/
  Short Equity - Institutional Shares .................    17,961       190,563
 AXA Rosenberg Value Long/Short Equity -
  Institutional Shares (a) ............................    31,396       303,603
 CGM Focus (a) ........................................    10,320       283,279
 Franklin Templeton Global Long-Short - Class A(a) ....    46,556       498,150
 Hussman Strategic Growth (a) .........................    91,356     1,349,321
 Needham Growth(a) ....................................    37,629     1,084,463
 Needham Small Cap Growth (a) .........................    19,327       311,751
                                                                    -----------
                                                                      4,021,130
                                                                    -----------
ASSET ALLOCATION FUNDS -- 10.9%
 Berwyn Income ........................................    57,965       663,694
 FPA Crescent - Class I ...............................    33,075       694,239
 Greenspring ..........................................    49,347       936,598
 Leuthold Core Investment .............................    96,539     1,383,405
                                                                    -----------
                                                                      3,677,936
                                                                    -----------
CONVERTIBLE ARBITRAGE FUNDS -- 9.4%
 Calamos Market Neutral - A Shares ....................   217,904     3,166,144
                                                                    -----------

HIGH YIELD FUNDS -- 9.0%
 Calamos High Yield - Class A .........................    66,704       707,064
 Columbia High Yield ..................................     1,198        10,402
 Fidelity Capital & Income ............................    47,315       376,630
 MainStay High Yield Corporate Bond - Class A .........   138,117       835,610
 Pioneer High Yield - Class A .........................    93,966     1,089,071
                                                                    -----------
                                                                      3,018,777
                                                                    -----------
REAL ESTATE INVESTMENT TRUST FUNDS -- 8.7%
 Alpine Realty Income and Growth - Class Y ............    59,544       992,594
 First American Real Estate Securities - Class Y ......    58,734       963,233
 iShares Dow Jones U.S. Real Estate Index .............     3,790       352,470
 Security Capital U.S. Real Estate Shares .............    46,763       639,255
                                                                    -----------
                                                                      2,947,552
                                                                    -----------
OPTIONS/HEDGED FUNDS -- 6.5%
 Gateway ..............................................    95,610     2,179,908
                                                                    -----------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2003
================================================================================
INVESTMENT COMPANIES -- 97.8% (Continued)                  SHARES       VALUE
--------------------------------------------------------------------------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 5.6%
 Fidelity Leveraged Company Stock (a) .................    40,454    $  707,548
 Franklin Mutual Beacon - Class Z .....................    61,376       824,893
 Third Avenue Value ...................................     8,844       359,235
                                                                    -----------
                                                                      1,891,676
                                                                    -----------
NATURAL RESOURCES FUNDS -- 5.3%
 Permanent Portfolio ..................................    21,449       500,182
 RS Global Natural Resources (a) ......................    57,439       937,986
 T. Rowe Price New Era ................................    14,377       348,076
                                                                    -----------
                                                                      1,786,244
                                                                    -----------
 MARKET NEUTRAL FUNDS -- 3.5%
 J.P. Morgan Market Neutral - Institutional Shares ....    13,045       183,549
 Phoenix Capital Market Neutral - Class A (a) .........    86,523       985,502
                                                                    -----------
                                                                      1,169,051
                                                                    -----------

TOTAL INVESTMENT COMPANIES (Cost $29,804,510)..........             $32,968,618
                                                                    -----------

================================================================================
COMMON STOCK -- 0.2%                                       SHARES       VALUE
--------------------------------------------------------------------------------
 Plum Creek Timber Company, Inc. ......................
  (Cost $87,952) ......................................     2,950    $   77,733
                                                                    -----------

================================================================================
MONEY MARKET SECURITIES -- 2.0%                            SHARES       VALUE
--------------------------------------------------------------------------------
         First American Treasury Obligation - Class S
           (Cost $691,552)                  691,552              $     691,552
                                                                    -----------

TOTAL INVESTMENTS AT VALUE-- 100.0% (Cost $30,584,014,)          $  33,737,903

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.00%)........                ( 3,781)
                                                                    -----------

NET ASSETS-- 100.0%                                              $  33,734,122
                                                                   ===========

(a) Non-income  producing  security.




See accompanying notes to financial statements.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003
================================================================================

(1)  SIGNIFICANT ACCOUNTING POLICIES
New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New Century Aggressive Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign).

The investment objective of New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

NEW CENTURY PORTFOLIO
NOTES  TO  FINANCIAL  STATEMENTS  (CONTINUED)
OCTOBER  31,  2003
================================================================================

A. INVESTMENT VALUATION
Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

B. SHARE VALUATION
The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share.

C. INVESTMENT  TRANSACTIONS
Investment  transactions are recorded on a trade date basis.  Realized gains and
losses  from  investment   transactions   are  determined   using  the  specific
identification method.

D. INCOME  RECOGNITION
Interest, if any, is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

E.  DISTRIBUTIONS TO SHAREHOLDERS
Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for the New Century Capital, New Century Aggressive, and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the periods ended October 31, 2003 and 2002.

F. COST OF OPERATIONS
The  Portfolios  bear  all  costs  of  their   operations  other  than  expenses
specifically assumed by Weston Financial Group, Inc. (the "Advisor"). Expenses directly attributable to a

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
================================================================================
Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G. USE OF  ESTIMATES
In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENT  ADVISORY FEE,  ADMINISTRATIVE  AGREEMENT AND TRUSTEES' FEE
Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount, except the fees for the New Century Alternative Strategies Portfolio which are computed at an annualized rate of .75% of net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of New Century.

The Advisor has agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the New Century Balanced, New Century Aggressive, New Century International, and New Century Alternative Strategies Portfolios. Accordingly, for the year ended October 31, 2003, the Adviser waived investment advisory fees of $1,967 for the Balanced Portfolio, waived its entire advisory fee of $40,388 and reimbursed $28,448 of other operating expenses for the Aggressive Portfolio and waived investment advisory fees of $62,733 for the International Portfolio. No waiver was necessary for the Alternative Strategies Portfolio.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. For the year ended October 31, 2003, the Advisor received $15,721 in recouped fees from the Alternative Strategies Portfolio. During the year, the Advisor did not recoup any other fees waived or other operating expenses absorbed from the Balanced Portfolio, Aggressive Portfolio, or International Portfolio.

NEW CENTURY  PORTFOLIO
NOTES TO  FINANCIAL  STATEMENTS  (Continued)
OCTOBER 31, 2003
================================================================================
As of October 31, 2003, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolios are as follows:
--------------------------------------------------------------------------------
New Century Balanced Portfolio.............................   $    1,967
New Century Aggressive Portfolio...........................   $  195,316
New Century International Portfolio........................   $  188,431
--------------------------------------------------------------------------------
The Advisor has recouped all fees waived and expenses reimbursed for the New Century Alternative Strategies Portfolio as of October 31, 2003.

As of October 31, 2003, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                       2004            2005           2006
--------------------------------------------------------------------------------
New Century Balanced Portfolio       $    --         $     --       $   1,967
New Century Aggressive Portfolio     $ 62,008        $  64,472      $  68,836
New Century International Portfolio  $ 62,619        $  63,079      $  62,733
--------------------------------------------------------------------------------
Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor $8,000 annually.

(3) DISTRIBUTION PLAN AND OTHER TRANSACTIONS
    WITH AFFILIATES
The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the year ended October 31, 2003, the Distributor received $162,810, $110,567, $9,813, $24,744 and $39,934 from the New Century Capital, Balanced, Aggressive, International, and Alternative Strategies Portfolios, respectively, pursuant to the 12b-1 plans. Also during this time, the Distributor received sales commissions and other compensation of $32,665, $29,687, $169, $1,023 and $24,728 in connection with the purchase of investment company shares by the New Century Capital, Balanced, Aggressive, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

Certain officers and trustees are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003

(4)  INVESTMENT  TRANSACTIONS
For the year ended October 31, 2003, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    NEW
                                              NEW               NEW             NEW                NEW            CENTURY
                                            CENTURY           CENTURY         CENTURY            CENTURY         ALTERNATIVE
                                            CAPITAL           BALANCED       AGGRESSIVE       INTERNATIONAL      STRATEGIES
                                           PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Purchases of investment securities...... $ 59,364,379      $ 50,839,953    $  3,317,401     $  10,053,028      $ 15,324,944
                                         ============      ============    ============     =============     =============
Proceeds from sales of
 investment securities.................. $ 63,692,602      $ 53,103,055    $  3,120,166     $   5,769,039      $  5,252,351
                                         ============      ============    ============     =============     =============
-----------------------------------------------------------------------------------------------------------------------------

(5) TAX MATTERS
It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the year ended October 31, 2003, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    NEW
                                              NEW               NEW             NEW                NEW            CENTURY
                                            CENTURY           CENTURY         CENTURY            CENTURY         ALTERNATIVE
                                            CAPITAL           BALANCED       AGGRESSIVE       INTERNATIONAL      STRATEGIES
                                           PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Increase in Accumulated Net Investment
 Income (Loss).......................... $    494,695      $    277,738    $     41,560     $      57,062      $     29,078
Decrease Accumulated Net Realized Gains
 (Losses) on Investments................     ( 68,027)        ( 277,738)        ( 8,930)              --           ( 29,078)
                                         ------------      ------------    ------------     -------------      ------------
Decrease in Paid in Capital              $  ( 426,668)     $      --       $   ( 32,630)    $     (57,062)     $       --
                                         ============      ============    ============     =============      ============
-----------------------------------------------------------------------------------------------------------------------------

These reclassifications did not change the net assets of the funds.

NEW CENTURY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
================================================================================
The tax character of distributable earnings (deficit) at October 31, 2003 was as follows:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                              NEW
                                               NEW            NEW            NEW             NEW            CENTURY
                                             CENTURY        CENTURY        CENTURY         CENTURY        ALTERNATIVE
                                             CAPITAL        BALANCED      AGGRESSIVE    INTERNATIONAL     STRATEGIES
                                            PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income ........   $       --      $    266,822    $       --      $       --      $    103,110
Unrealized appreciation ..............     10,806,124       5,343,074         643,786       2,058,835       3,128,634
Capital loss carryforwards ...........    (19,250,602)     (7,548,121)     (1,833,058)       (345,097)       (210,041)
                                         ------------    ------------    ------------    ------------    ------------
Total distributable earnings (deficit)   $ (8,444,478)   $ (1,938,225)   $ (1,189,272)   $  1,713,738    $  3,021,703
                                         ============    ============    ============    ============    ============

------------------------------------------------------------------------------------------------------------------------
The  following  information  is  based  upon  the  federal  income  tax  cost of investment securities as of October 31, 2003:
------------------------------------------------------------------------------------------------------------------------
                                                                                                              NEW
                                               NEW            NEW            NEW             NEW            CENTURY
                                             CENTURY        CENTURY        CENTURY         CENTURY        ALTERNATIVE
                                             CAPITAL        BALANCED      AGGRESSIVE    INTERNATIONAL     STRATEGIES
                                            PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation.........   $ 11,678,640    $  5,904,038    $    646,058    $  2,128,146   $  3,202,655
Gross unrealized depreciation.........       (872,516)       (560,964)         (2,272)     ( 69,311 )     ( 74,021 )
                                         ------------    ------------    ------------    ------------    ------------
Net unrealized appreciation ..........   $ 10,806,124    $  5,343,074    $    643,786    $  2,058,835   $  3,128,634
                                         ============    ============    ============    ============    ============
Federal income tax cost ..............   $ 84,890,586    $ 65,143,623    $  4,356,172    $ 13,204,905   $ 30,609,269
                                         ============    ============    ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of October 31, 2003, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.


------------------------------------------------------------------------------------------------------------------------
                                                                                                              NEW
                                               NEW            NEW            NEW             NEW            CENTURY
                                             CENTURY        CENTURY        CENTURY         CENTURY        ALTERNATIVE
                                             CAPITAL        BALANCED      AGGRESSIVE    INTERNATIONAL     STRATEGIES
EXPIRES OCTOBER 31,                         PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

   2009 .............................   $  6,713,738     $ 2,667,080     $   258,107     $   108,350     $      --
   2010 .............................      9,405,834       4,737,511       1,458,293         115,296         128,604
   2011 .............................      3,131,030         143,530         116,658         121,451          81,437
                                         ------------    ------------    ------------    ------------    ------------
                                        $ 19,250,602     $ 7,548,121     $ 1,833,058     $   345,097     $   210,041
                                         ============    ============    ============    ============    ============
------------------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
===============================================================================
To the Shareholders and Board of Trustees
New Century Portfolios
Wellesley, Massachusetts

We have audited the statements of assets and liabilities of New Century Portfolios (comprising, respectively, the New Century Capital Portfolio, the New Century Balanced Portfolio, the New Century Aggressive Portfolio, the New Century International Portfolio and the New Century Alternative Strategies Portfolio), including the portfolios of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended or the period from commencement of operations to October 31, 2003, and the financial highlights for each of the five years in the period then ended or the period from commencement of operations to October 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the New Century Portfolios as of October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended or the period from commencement of operations to October 31, 2003, and the financial highlights for each of the five years in the period then ended or the period from commencement of operations to October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                                BRIGGS, BUNTING & DOUGHERTY, LLP
Philadelphia, Pennsylvania
November 21, 2003

BOARD OF TRUSTEES AND OFFICERS (Unaudited)
================================================================================
Overall responsibility for management of New Century rests with the Board of Trustees. The Trustees serve during the lifetime of New Century and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of New Century to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Trustee and executive officer of New
Century:

                                                                                       NUMBER OF
                                                          PRINCIPAL OCCUPATION(S)      PORTFOLIOS IN     OTHER
NAME,                                        POSITION(S)  DURING PAST 5 YEARS          FUND COMPLEX      DIRECTORSHIPS
ADDRESS                    LENGTH OF         HELD WITH    AND DIRECTORSHIPS OF         OVERSEEN          HELD BY
AND AGE                    TIME SERVED       NEW CENTURY  PUBLIC COMPANIES             BY TRUSTEE        BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------
*Douglas A. Biggar         Since 1988       Chairman/     Vice President and Clerk,           5               0
40 William Street,                          Trustee       WestonFinancial Group, Inc.;
Suite 100                                                 Clerk and Treasurer of Weston
Wellesley, MA 02481                                       Securities Corporation.
(age 56)
------------------------------------------------------------------------------------------------------------------------
*Joseph Robbat, Jr.        Since 1988       Trustee       Vice President and                  5               0
40 William Street,                                        Treasurer, WestonFinancial
Suite 100                                                 Group, Inc
Wellesley, MA 02481
(age 53)
------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------
Stanley H. Cooper, Esq.    Since 1988       Trustee       Attorney in private practice.       5               0
One Ashford Lane
Andover, MA 01810
(age 56)
------------------------------------------------------------------------------------------------------------------------
Roger Eastman, CPA         Since 1989       Trustee       Executive Vice President and        5               0
32 Meetinghouse Square                                    Chief Operating Officer, Danvers
Middleton, MA 01949                                       Savings Bank; Formerly Partner,
(age 73)                                                  Arthur Andersen & Co.
------------------------------------------------------------------------------------------------------------------------
Michael A. Diorio, CPA     Since 1988       Trustee       Consultant in private practice,     5               1
11 Calvin Drive                                           Formerly Partner, Diorio,
Milford, MA 01757                                         Hudson &Pavento, P.C.
(age 58)
------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------
Wayne M. Grzecki           Since 1996       President     Vice President and Senior           5               0
40 William Street,                                        Counselor,WestonFinancial
Suite 100                                                 Group, Inc.
Wellesley, MA 02481
(age 52)
------------------------------------------------------------------------------------------------------------------------
Ronald A. Sugameli         Since 1997       Vice          Vice President and Senior           5               0
40 William Street,                          President     Counselor, WestonFinancial
Suite 100                                                 Group, Inc.
Wellesley, MA 02481
(age 51)
------------------------------------------------------------------------------------------------------------------------


30


BOARD OF TRUSTEES AND OFFICERS (Unaudited)
(Continued)
========================================================================================================================
                                                                                          NUMBER OF
                                                             PRINCIPAL OCCUPATION(S)      PORTFOLIOS IN     OTHER
NAME,                                        POSITION(S)     DURING PAST 5 YEARS          FUND COMPLEX      DIRECTORSHIPS
ADDRESS                    LENGTH OF         HELD WITH       AND DIRECTORSHIPS OF         OVERSEEN          HELD BY
AND AGE                    TIME SERVED       COMPANY         PUBLIC COMPANIES             BY TRUSTEE        BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Nicole M. Tremblay, Esq.   Since 2002       CFO, Treasurer,  Chief Compliance Officer,          5                0
40 William Street,                          Chief            WestonFinancial Group, Inc.;
Suite 100                                   Compliance       GoldK, Inc. (5/02-10/02);
Wellesley, MA 02481                         Officer and      Allmerica Financial (2/02-5/02);
(age 29)                                    Secretary        Sun Life Financial (1/96-2/02)
------------------------------------------------------------------------------------------------------------------------
Susan K. Arnold            Since 1998       Assistant        Senior Financial Counselor,        5                0
40 William Street,                          Treasurer        WestonFinancial Group, Inc.
Suite 100
Wellesley, MA 02481
(age 44)
------------------------------------------------------------------------------------------------------------------------
Clara Prokup               Since 1998       Assistant        Director of Investment             5                0
40 William Street,                          Secretary        Operations, WestonFinancial
Suite 100                                                    Group, Inc.
Wellesley, MA 02481
(age 56)
------------------------------------------------------------------------------------------------------------------------

* Douglas A. Biggar and Joseph Robbat, Jr., as officers and control persons of the Advisor and Distributor, are "interested persons" of New Century within the meaning of Section 2(a)(19) of the Investment Company Act.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-639-0102.

FEDERAL TAX INFORMATION (UNAUDITED)
===============================================================================

For the fiscal year ended October 31, 2003 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate up to a maximum amount of $1,269,163 and $224,495 for the New Century Balanced and Alternative Strategies Portfolios, respectively, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                      This page intentionally left blank.

===============================================================================




                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                  Wellesley, MA

                                  DISTRIBUTOR
                         Weston Securities Corporation
                                 Wellesley, MA

                                    COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                            INDEPENDENT ACCOUNTANTS
                       Briggs, Bunting and Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102.


===============================================================================

ITEM 2.   CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Pursuant to Item 10(a), a copy of its code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted an express or implied waiver from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Roger Eastman. Mr. Eastman is "independent" for purposes of this Item.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES


Not required


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8.   [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) Based on their evaluation (as of a date within 90 days of filing of this report) of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


Exhibit 99.CODE ETH      Code of Ethics

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)     New Century Portfolios
             -------------------------------------------


By (Signature and Title)*    /s/ Wayne M. Grzecki
                            ----------------------------
                            Wayne M. Grzecki, President


Date     January 6, 2004
      --------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Wayne M. Grzecki
                            ----------------------------
                            Wayne M. Grzecki, President


Date     January 6, 2004
      --------------------------------------------------


By (Signature and Title)*    /s/ Nicole M. Tremblay
                            ----------------------------
                            Nicole M. Tremblay, Treasurer


Date     January 6, 2004
      --------------------------------------------------


* Print the name and title of each signing officer under his or her signature.